Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.6% ¤
MUNICIPAL BONDS & NOTES 172.1%
ALABAMA 6.6%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$14,750	$15,197
6.500% due 10/01/2053	18,000	19,121
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,564	2,247
5.250% due 05/01/2044	3,300	2,712

		39,277

ALASKA 0.4%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	2,450	2,629

ARIZONA 8.5%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	456
4.750% due 01/01/2038	950	521
5.125% due 01/01/2054	1,500	780
5.500% due 01/01/2054	1,500	777
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	2,500	1,625
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,095
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	7,567
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,078
5.000% due 07/01/2049	3,000	3,169
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,260
5.000% due 12/01/2037	22,400	23,391

		50,719

ARKANSAS 0.6%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	3,450	3,101
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	350

		3,451

CALIFORNIA 8.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,073
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	12,500	13,220
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	4,000	3,760
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	7,600	7,602
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,370
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	7,500	762
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,094
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	3,435	3,410
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,500	4,524
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,082
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,246
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	1,570	1,573

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	3,000	3,031

		49,747

COLORADO 4.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,406
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,329
4.000% due 08/01/2049	4,000	3,574
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	872
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,263
Denver, Colorado Airport System City & County Revenue Notes, Series 2022 5.000% due 11/15/2029	2,000	2,226
Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2042	1,750	1,768
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	2,500	2,449
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	3,500	3,387
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,713
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	859
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	595

		28,441

CONNECTICUT 1.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	3,648
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	4,249

		7,897

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,979
7.120% due 07/01/2037	945	937

		5,916

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/28/2037	1,850	1,970
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	3,236

		5,206

FLORIDA 7.3%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	1,715	1,656
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	4,290	4,212
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,046
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	3,700	3,396
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,875
4.000% due 10/01/2049	5,000	4,843
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	3,800	3,988
Orange County Health Facilities Authority, Florida Revenue Bond,Series 2023 5.000% due 10/01/2053	2,110	2,243
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	2,850	2,820
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,491
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,500	2,598
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,666
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,083
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,257
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	2,600	691

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

0.000% due 09/01/2053 (c)	2,600	555

		43,420

GEORGIA 6.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,970
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	3,750	1,687
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	7,000	7,161
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	3,520
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	19,731
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,037

		37,106

ILLINOIS 15.2%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	8,000	7,923
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2039	5,000	5,081
4.000% due 01/01/2040	1,765	1,780
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	4,466
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	4,840	5,001
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,311
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2035	4,000	4,093
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,084
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	2,155	970
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,000	1,832
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,083
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,241
5.000% due 05/01/2041	1,500	1,570
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	13,219
5.000% due 11/01/2027	6,140	6,668
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (e)	12,500	12,979
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	3,529
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	5,540	1,069
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	2,731
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,098
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	935
0.000% due 06/15/2037 (c)	1,000	516
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	8,000	8,681

		90,860

INDIANA 1.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	3,031
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,420	1,827
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	5,170	5,171
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	947

		10,976

IOWA 1.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,715	5,572
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	694	720

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	1,900	1,778

		8,070

KANSAS 0.9%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	5,500	5,468

		5,468

LOUISIANA 4.7%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	6,900
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,939
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,087
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,500	1,491
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	4,125	4,436
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,020

		27,873

MAINE 0.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,715	2,730
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	2,000	1,880

		4,610

MARYLAND 1.1%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,222
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	5,400

		6,622

MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	482	72
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,516
Massachusetts Development Finance Agency Revenue Bonds, Series 2023 5.250% due 07/01/2052	3,250	3,408
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	7,500	8,057

		14,053

MICHIGAN 2.6%
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	2,000	1,961
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	2,600	2,820
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 12/01/2048	4,000	3,807
Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	155
5.000% due 09/01/2050	300	241
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	4,947	5,091
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	90
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	153	169
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	1,020

		15,354

MINNESOTA 0.9%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,000	2,061

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,500	3,471

		5,532

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40

MISSOURI 2.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,004
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	517
5.000% due 02/15/2036	425	460
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	946
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	2,000	2,177

		14,104

NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	9,500	9,513
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,388

		11,901

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	5,550	5,502

NEW JERSEY 9.2%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	6,400	6,535
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	6,749	6,316
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,454
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,017
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,653
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,605
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,650
5.250% due 06/15/2043	4,000	4,237
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	6,502
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,597
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,033
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	12,300	12,352

		54,951

NEW YORK 17.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2052	1,000	1,033
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	6,637
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	4,130	3,990
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	751	338
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	1,972
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	3,000	2,928
New York City, New York General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,469
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2047	6,000	6,648
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	5,000	5,782
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	13,245
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,250	8,918

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	3,775	2,770
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	3,500	3,323
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	4,000	3,900
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	2,500	2,505
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	3,500	3,250
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	1,001
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	3,150	3,142
4.000% due 01/01/2050	1,305	1,243
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	5,375	5,240
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	6,250	6,149
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	3,300	3,435
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	2,920	2,572
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	6,000	5,636
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,125	6,592

		104,718

NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,037

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,950	1,072

OHIO 6.6%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,500	1,394
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	79,500	9,522
5.000% due 06/01/2055	2,495	2,262
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	11,000	10,234
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	5,330
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	3,000	3,027
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	1,700	1,611
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,733
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	2,600	2,290
Worthington City School District, Ohio General Obligation, Series 2023 5.500% due 12/01/2054	1,060	1,218

		39,621

OKLAHOMA 1.1%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,000	1,933
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,750	1,374
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,250	3,254

		6,561

OREGON 0.9%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	2,000	2,174
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2051 (c)	3,700	887
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022 4.000% due 05/15/2057	1,000	699

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (c)	5,195	1,545

		5,305

PENNSYLVANIA 7.5%
Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022 4.250% due 12/01/2047	1,800	1,809
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	3,971
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034 (a)	3,000	3,047
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	7,000	7,666
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(b)	2,500	1,100
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	3,834
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	4,804
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	2,602
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	7,595	7,706
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,000	1,076
5.000% due 12/01/2051	6,000	6,412
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	902

		44,929

PUERTO RICO 7.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	63,000	4,060
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	8,744	3,815
0.000% due 11/01/2051	8,119	3,086
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,130
4.000% due 07/01/2041	3,500	2,848
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	4,131	2,417
5.000% due 07/01/2062	559	531
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	363	227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	52,000	10,121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	14,205	12,929

		42,164

RHODE ISLAND 3.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	18,129

SOUTH CAROLINA 1.7%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,050

TENNESSEE 1.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,000	1,480
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	1,921
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,550	1,169
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2027	6,000	6,107

		10,677

TEXAS 19.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	892
12.000% due 12/01/2045	2,250	1,957
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2042	2,425	2,591
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	6,500	6,414
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,600	2,360

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,399
0.000% due 08/15/2037 (c)	8,000	4,240
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,761
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	3,500	3,971
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	21,247
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	7,500	7,874
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,922
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,273
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046 ^	1,030	687
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	4,300	3,120
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,538
5.000% due 01/01/2048	3,500	3,620
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,043
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	6,000	6,567
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	9,815
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,090
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,005
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	3,140	3,354
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	10,680	11,240
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	5,395	5,957
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,250	1,179

		114,116

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	5,460	5,360

UTAH 0.2%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	2,000	1,424

VIRGINIA 3.6%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	1,182	1,188
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	8,200	8,274
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	2,512
5.000% due 07/01/2034	2,500	2,364
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	7,232

		21,570

WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,903
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,960	2,429

		4,332

WEST VIRGINIA 1.5%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,029
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	7,110	7,171

		9,200

WISCONSIN 6.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,951

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	4,000	2,460
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	758
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,406
4.000% due 03/31/2056	900	727
4.000% due 07/01/2056	1,100	848
4.500% due 06/01/2056	2,900	2,186
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	7,500	7,883
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,314
0.000% due 12/15/2055 (c)	20,420	4,112
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,345	4,514
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	2,960
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	4,470	4,204

		38,323

Total Municipal Bonds & Notes (Cost $1,048,589)		1,030,313

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (g) 0.5%		2,864

Total Short-Term Instruments (Cost $2,864)		2,864

Total Investments in Securities (Cost $1,051,453)		1,033,177

Total Investments 172.6% (Cost $1,051,453)		$1,033,177
Auction Rate Preferred Shares (49.8)%		(298,275)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.5)%		(68,652)
Other Assets and Liabilities, net (11.3)%		(67,746)

Net Assets Applicable to Common Shareholders 100.0%		$598,504

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$7,708	$6,316	1.06%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	3,939	3,250	0.54

						$11,647	$9,566	1.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$2,864	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(2,921)	$2,864	$2,864

Total Repurchase Agreements						$(2,921)	$2,864	$2,864

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$39,277	$0	$39,277
	Alaska			0	2,629	0	2,629
	Arizona			0	50,719	0	50,719
	Arkansas			0	3,451	0	3,451
	California			0	49,747	0	49,747
	Colorado			0	28,441	0	28,441
	Connecticut			0	7,897	0	7,897
	Delaware			0	5,916	0	5,916
	District of Columbia			0	5,206	0	5,206
	Florida			0	43,420	0	43,420
	Georgia			0	37,106	0	37,106
	Illinois			0	90,860	0	90,860
	Indiana			0	10,976	0	10,976
	Iowa			0	8,070	0	8,070
	Kansas			0	5,468	0	5,468
	Louisiana			0	27,873	0	27,873
	Maine			0	4,610	0	4,610
	Maryland			0	6,622	0	6,622
	Massachusetts			0	14,053	0	14,053
	Michigan			0	15,354	0	15,354
	Minnesota			0	5,532	0	5,532
	Mississippi			0	40	0	40
	Missouri			0	14,104	0	14,104
	Nevada			0	11,901	0	11,901
	New Hampshire			0	5,502	0	5,502
	New Jersey			0	54,951	0	54,951

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2023 (Unaudited)

New York	0	104,718	0	104,718
North Carolina	0	3,037	0	3,037
North Dakota	0	1,072	0	1,072
Ohio	0	39,621	0	39,621
Oklahoma	0	6,561	0	6,561
Oregon	0	5,305	0	5,305
Pennsylvania	0	44,929	0	44,929
Puerto Rico	0	42,164	0	42,164
Rhode Island	0	18,129	0	18,129
South Carolina	0	10,050	0	10,050
Tennessee	0	10,677	0	10,677
Texas	0	114,116	0	114,116
U.S. Virgin Islands	0	5,360	0	5,360
Utah	0	1,424	0	1,424
Virginia	0	21,570	0	21,570
Washington	0	4,332	0	4,332
West Virginia	0	9,200	0	9,200
Wisconsin	0	38,323	0	38,323
Short-Term Instruments
Repurchase Agreements	0	2,864	0	2,864

Total Investments	$0	$1,033,177	$0	$1,033,177

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced